TRANSACTIONS WITH AFFILIATES AND AFFILIATED ENTITIES (Details) - USD ($) $ in Thousands	2 Months Ended	5 Months Ended	7 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2012	Jul. 17, 2012	Nov. 06, 2014	Dec. 31, 2014	Dec. 31, 2013
Management and Lease Agreements [Abstract]
Management fee rate payable by Newcastle (in hundredths)					1.50%
Rental revenue					$ 97,992	$ 1,918
Newcastle [Member]
Management and Lease Agreements [Abstract]
Management fee to affiliate		$ 464		$ 6,610		1,796
Manager [Member]
Management and Lease Agreements [Abstract]
Management fee rate payable by Newcastle (in hundredths)					1.50%
Management fee to affiliate	$ 1,860
Percentage used in calculation of annual incentive compensation paid to Manager (in hundredths)					25.00%
Interest rate used in calculation of annual incentive compensation paid to Manager (in hundredths)					10.00%
Manager incentive compensation	0
Reimbursement to manger for other tasks and services under the management agreement	$ 1,551
Regent Assisted Living, Inc. and BPM Senior Housing Company [Member]
Management and Lease Agreements [Abstract]
Percentage of property's effective gross income paid as property management fees (in hundredths)			5.00%
Property management fees			$ 988
Property-level payroll expenses			$ 3,538
Managed Properties [Member] | Property Managers [Member]
Management and Lease Agreements [Abstract]
Property management fees		1,082			$ 9,327	4,976
Travel reimbursement costs		35			318	181
Property-level payroll expenses		6,761			$ 58,017	32,520
Initial term of Property Management Agreements					10 years
Extension period after initial term of Property Management Agreements					1 year
Managed Properties [Member] | Blue Harbor and Holiday [Member]
Management and Lease Agreements [Abstract]
Initial term of Property Management Agreements					10 years
Extension period after initial term of Property Management Agreements					1 year
Managed Properties [Member] | Blue Harbor and Holiday [Member] | Independent Living Properties [Member]
Management and Lease Agreements [Abstract]
Percentage of property's effective gross income paid as property management fees (in hundredths)					5.00%
Managed Properties [Member] | Blue Harbor and Holiday [Member] | Assisted Living/Memory Care Properties [Member]
Management and Lease Agreements [Abstract]
Percentage of property's gross income paid as property management fees for first two years (in hundredths)					6.00%
Percentage of property's gross income paid as property management fees thereafter (in hundredths)					7.00%
Triple Net Lease Properties [Member] | Holiday [Member]
Management and Lease Agreements [Abstract]
Rental revenue		$ 0			$ 65,031	$ 1,399